SIGNIFICANT ACCOUNTING POLICIES (Schedule of discontinued operations including prior periods) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Costs and expenses	$ 5,192	[1]	$ 7,444	$ 7,719
Impairment of intangible assets and goodwill			19,555
Gain on disposal of the discontinued operations	(1,750)	[1]
Loss before taxes on income	(3,442)	[1]	(26,999)	(7,719)
Taxes on income	795	[1]		1,235
Total net loss on discontinued operations	$ (2,647)	[1]	$ (26,999)	$ (6,484)

[1]	Represent the results of the discontinued operations until their disposal.